Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2021	2022
	RMB	RMB
Accounts receivable	18,400	22,543
Allowance for doubtful accounts	(878)	(126)
Accounts receivable, net	17,522	22,417

Schedule of movement of allowance for doubtful accounts
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	1,815	838	878
Additions for the year	524	50	-
Written off for the year	(1,511)	-	(748)
Foreign currency translation difference	10	(10)	(4)
Balance at the end of year	838	878	126